Group Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net cash outflows relating to adjusting items	£ 430	£ 339